Loss per share	12 Months Ended
Dec. 31, 2019
Loss per share:
Loss per share:

13.Loss per share:

	Year ended	Year ended
	December 31,	December 31,
	2019	2018

Basic weighted average number of common shares outstanding	47,430,219	33,616,869

Basic and diluted loss per share	$(0.73)	$(0.27)

Excluded from the calculation of the diluted loss per share for the years ended December 31, 2019 and 2018 is the impact of all stock options granted under the Stock Option Plan and broker warrants, as they would be anti-dilutive.

Stock options granted under the Stock Option Plan and broker warrants could potentially be dilutive in the future.